PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables) - Oconee Federal Financial Corp.	12 Months Ended
Jun. 30, 2015
CONDENSED BALANCE SHEET
Schedule of condensed balance sheet
CONDENSED BALANCE SHEETS
JUNE 30, 2015 AND 2014
	June 30, 2015	June 30, 2014
ASSETS
Cash and cash equivalents	$1,566	$4,109
Securities available-for-sale	—	299
ESOP loan receivable	1,641	1,924
Other	822	433
Investment in banking subsidiary	77,124	70,517
Total assets	$81,153	$77,282
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$363	$301
Shareholders’ equity	80,790	76,981
Total liabilities and shareholders’ equity	$81,153	$77,282

Schedule of condensed statement of income
CONDENSED STATEMENTS OF INCOME
FOR THE YEARS ENDED JUNE 30, 2015 AND 2014
	June 30, 2015	June 30, 2014
Interest income	$69	$85
Other income	29	—
Dividend from banking subsidiary	—	6,677
Other expenses	709	547
Income before equity in undistributed income of subsidiary	(611)	6,215
Equity in undistributed income of subsidiary	4,915	(2,731)
Income before income taxes	4,304	3,484
Income tax expense	(208)	(155)
Net income	$4,512	$3,639

Schedule of condensed statement of cash flows
CONDENSED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED JUNE 30, 2015 AND 2014
	June 30, 2015	June 30, 2014
Cash Flows From Operating Activities
Net income	$4,512	$3,639
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in other assets	(379)	(382)
Change in accounts payable and other liabilities	62	275
Equity in undistributed income of subsidiary	(4,915)	2,731
Net cash (used in) provided by operations	(720)	6,263
Cash Flows From Investing Activities
Payments received on ESOP loans	184	152
Maturities of available-for-sale securities	270	—
Net cash provided by investing activities	454	152
Cash Flows from Financing Activities
Purchases of treasury shares	(35)	(1,626)
Dividends paid	(2,242)	(2,236)
Net cash used in financing activities	(2,277)	(3,862)
Change in cash and cash equivalents	(2,543)	2,553
Cash and cash equivalents, beginning of year	4,109	1,556
Cash and cash equivalents, end of year	$1,566	$4,109